Debt (Details) - Part-13 - USD ($)		3 Months Ended		12 Months Ended
	Dec. 16, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023	Jan. 11, 2021
Debt [Line Items]
Fixed interest rate						8.50%
Loan with bank						$ 375,000
Fixed rate loan						$ 3,255
Loan issuance costs					$ 260,611
Aggregate issuance cost		$ 15,825	$ 70,212	128,583	189,414
Commercial Loan Two [Member]
Debt [Line Items]
Fixed interest rate							4.35%
First South National Bank [Member]
Debt [Line Items]
Loan issuance costs				6,877
Aggregate issuance cost				$ 14,611	3,635
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt [Line Items]
Loan amount	$ 568,000
Fixed interest rate	6.50%
Amended date	Dec. 16, 2025
Fixed rate loan monthly payments	$ 4,772
Final monthly payment	593,039
Commercial loan issuance costs	4,531
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Loan amount	$ 640,000
Fixed interest rate	6.50%
Amended date	Dec. 16, 2025
Commercial loan issuance costs					$ 5,077
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fixed interest rate	6.50%
Old Fourty One Practise Acquistion [Member] | Upto Twelve Months [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Fixed rate loan monthly payments	$ 2,830
Old Fourty One Practise Acquistion [Member] | After Twelve Months [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Fixed rate loan monthly payments	$ 7,443